Debt Maturing Within One Year (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Long-term debt maturing within one year	$ 6,325	$ 2,397
Short-term notes payable	158	319
Commercial paper and other	6	19
Total debt maturing within one year	$ 6,489	$ 2,735